PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property acquired value		$ 3,519	$ 2,531	$ 43,102
Depreciation expense		18,598		3,863
Property plant and equipment net		$ 102,420		117,499
Property acquired value				$ 121,362